EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2022
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [Table Text Block]
	Computer	Furniture	Vehicles	Leasehold Improvement	Demo Equipment	Total
	$	$	$	$	$	$
Cost:
Balance at November 30, 2020	1,684	12,151	-	-	57,518	71,353
Additions	22,664	7,244	16,243	3,881	184,484	234,516
Foreign currency translation adjustment	(320)	(124)	(229)	(55)	(2,255)	(2,983)
Balance at November 30, 2021	24,028	19,271	16,014	3,826	239,747	302,886
Disposal	-	-	(16,243)	-	-	(16,243)
Foreign currency translation adjustment	(997)	190	229	(182)	3,158	2,398
Balance at November 30, 2022	23,031	19,461	-	3,644	242,905	289,041

Accumulated Depreciation:
Balance at November 30, 2020	1,134	3,401	-	-	-	4,535
Amortization	561	2,055	1,201	287	-	4,104
Foreign currency translation adjustment	21	17	17	4	-	59
Balance at November 30, 2021	1,716	5,473	1,218	291	-	8,698
Amortization	9,236	2,688	4,210	1,006	-	17,140
Disposal	-	-	(5,375)	-	-	(5,375)
Impairment					236,677	236,677
Foreign currency translation adjustment	642	296	(53)	(13)	6,228	7,100
Balance at November 30, 2022	11,594	8,457	-	1,284	242,905	264,240

Net Book Value:
At November 30, 2021	22,312	13,798	14,796	3,535	239,747	294,188
At November 30, 2022	11,437	11,004	-	2,360	-	24,801